SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations Risks (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Number of major suppliers	2
Revenues | Customer concentration | China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.
Concentration Risk [Line Items]
Concentration risk percentage	90.20%	98.10%	100.00%
Accounts receivable | Customer concentration | China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.
Concentration Risk [Line Items]
Concentration risk percentage	69.50%	98.80%	100.00%